International Value Fund I (Prospectus Summary): | International Value Fund I
INTERNATIONAL VALUE FUND I

Supplement dated September 16, 2011

to the Institutional Class Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011 and August 29, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Effective March 1, 2012, this Fund will change its name to the Overseas Fund.

At that time, under the Principal Investment Strategies heading, delete the first sentence and substitute:
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of foreign companies. The Fund will invest in emerging market countries.